CASH AND CASH EQUIVALENTS - Schedule of cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash on hand	$ 2,059	$ 1,885
Bank balances	761,242	664,173
Overnight	47,386	103,761
Total Cash	810,687	769,819
Cash equivalents
Time deposits	1,199,083	1,110,656
Mutual funds	140,343	77,313
Total cash equivalents	1,339,426	1,187,969
Total cash and cash equivalents	2,150,113	1,957,788	$ 1,714,761	$ 1,216,675
Interest earning bank balances	$ 702,802	$ 590,463